Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the property and equipment as follows:

Asset Category	Useful Life (Years)
Computer equipment	3
Furniture and fixtures	14
Electronic equipment	3 – 7
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Schedule of Black-Scholes Option Pricing Model Weighted Average Assumptions

The fair value for options granted in 2025 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2025	2024
Risk-free interest	3.86%	4.57%
Dividend yields	0%	0%
Volatility	39.57-45.07%	45.09-45.81%
Expected option term (years)	5.00-6.65	5.00-6.12